Schedule of Investments (unaudited) December 31, 2020	iShares® Russell 2500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.1%
Axon Enterprise Inc.(a)	2,033	$249,103
BWX Technologies Inc.	3,082	185,783
Curtiss-Wright Corp.	1,349	156,956
Hexcel Corp.	2,699	130,875
Howmet Aerospace Inc.	12,792	365,084
Huntington Ingalls Industries Inc.	1,281	218,385
Mercury Systems Inc.(a)	1,775	156,307
Spirit AeroSystems Holdings Inc., Class A	3,405	133,101
Textron Inc.	7,377	356,530
Virgin Galactic Holdings Inc.(a)(b)	2,168	51,447

		2,003,571

Air Freight & Logistics — 0.2%
XPO Logistics Inc.(a)	2,935	349,852

Airlines — 0.4%
Alaska Air Group Inc.	3,889	202,228
American Airlines Group Inc.	15,791	249,024
Copa Holdings SA, Class A, NVS	1,013	78,234
JetBlue Airways Corp.(a)	10,031	145,851

		675,337

Auto Components — 0.5%
BorgWarner Inc.	7,882	304,561
Gentex Corp.	7,943	269,506
Lear Corp.	1,936	307,882

		881,949

Automobiles — 0.2%
Harley-Davidson Inc.	4,946	181,518
Thor Industries Inc.	1,717	159,664

		341,182

Banks — 2.2%
Associated Banc-Corp.	4,857	82,812
Bank of Hawaii Corp.	1,280	98,074
Bank OZK	3,961	123,860
BOK Financial Corp.	1,021	69,918
Comerica Inc.	4,519	252,431
Commerce Bancshares Inc.	3,412	224,168
Cullen/Frost Bankers Inc.	1,807	157,625
East West Bancorp. Inc.	4,559	231,187
First Citizens BancShares Inc./NC, Class A	204	117,151
First Hawaiian Inc.	4,209	99,248
First Horizon Corp.	17,621	224,844
FNB Corp.	10,425	99,038
PacWest Bancorp.	3,780	96,012
People’s United Financial Inc.	13,693	177,051
Pinnacle Financial Partners Inc.	2,386	153,658
Popular Inc.	2,694	151,726
Prosperity Bancshares Inc.	2,889	200,381
Signature Bank/New York NY	1,687	228,234
Sterling Bancorp./DE	6,257	112,501
Synovus Financial Corp.	4,752	153,822
TCF Financial Corp.	4,879	180,621
Umpqua Holdings Corp.	7,106	107,585
Webster Financial Corp.	2,897	122,109
Western Alliance Bancorp.	3,156	189,202
Wintrust Financial Corp.	1,855	113,322
Zions Bancorp NA	5,232	227,278

		3,993,858

Security	Shares	Value

Beverages — 0.2%
Boston Beer Co. Inc. (The), Class A, NVS(a)	290	$288,344

Biotechnology — 1.4%
ACADIA Pharmaceuticals Inc.(a)(b)	3,588	191,815
Acceleron Pharma Inc.(a)	1,661	212,508
Agios Pharmaceuticals Inc.(a)(b)	1,991	86,270
Alkermes PLC(a)(b)	5,114	102,024
Bluebird Bio Inc.(a)(b)	2,134	92,338
Exelixis Inc.(a)(b)	9,928	199,255
Global Blood Therapeutics Inc.(a)	1,904	82,462
Ionis Pharmaceuticals Inc.(a)	4,232	239,277
Iovance Biotherapeutics Inc.(a)	4,465	207,176
Neurocrine Biosciences Inc.(a)	2,970	284,675
Sage Therapeutics Inc.(a)	1,663	143,866
Sarepta Therapeutics Inc.(a)	2,434	414,973
United Therapeutics Corp.(a)(b)	1,409	213,872

		2,470,511

Building Products — 1.1%
A O Smith Corp.	4,297	235,562
Allegion PLC	2,992	348,209
Armstrong World Industries Inc.	1,547	115,081
AZEK Co. Inc. (The)(a)	2,296	88,281
Fortune Brands Home & Security Inc.	4,463	382,568
Lennox International Inc.	1,115	305,477
Owens Corning	3,453	261,599
Trex Co. Inc.(a)	3,735	312,694

		2,049,471

Capital Markets — 1.2%
Affiliated Managers Group Inc.(b)	1,456	148,075
Ares Management Corp., Class A	3,156	148,490
Carlyle Group Inc. (The)	3,833	120,509
Eaton Vance Corp., NVS	3,590	243,869
Evercore Inc., Class A	1,280	140,339
FactSet Research Systems Inc.	1,206	400,995
Invesco Ltd.	12,219	212,977
Lazard Ltd., Class A	3,269	138,279
LPL Financial Holdings Inc.	2,546	265,344
Morningstar Inc.	702	162,562
SEI Investments Co.	3,642	209,306
Virtu Financial Inc., Class A	2,042	51,397

		2,242,142

Chemicals — 1.7%
Albemarle Corp.	3,413	503,486
Ashland Global Holdings Inc.	1,792	141,926
Axalta Coating Systems Ltd.(a)	6,833	195,082
Cabot Corp.	1,799	80,739
CF Industries Holdings Inc.	6,892	266,789
Chemours Co. (The)	5,294	131,238
Element Solutions Inc.	7,061	125,192
Huntsman Corp.	6,485	163,033
Mosaic Co. (The)	11,193	257,551
NewMarket Corp.	220	87,624
Olin Corp.	4,620	113,467
RPM International Inc.	4,146	376,374
Scotts Miracle-Gro Co. (The)	1,310	260,873
Valvoline Inc.	6,006	138,979
Westlake Chemical Corp.	1,096	89,434
WR Grace & Co.	1,817	99,608

		3,031,395

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell 2500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Commercial Services & Supplies — 0.5%
ADT Inc.	4,972	$39,030
Clean Harbors Inc.(a)	1,671	127,163
IAA Inc.(a)(b)	4,348	282,533
MSA Safety Inc.	1,180	176,280
Stericycle Inc.(a)	2,957	205,009

		830,015

Communications Equipment — 0.4%
Ciena Corp.(a)(b)	4,950	261,607
CommScope Holding Co. Inc.(a)	6,399	85,747
EchoStar Corp., Class A(a)	1,555	32,950
Lumentum Holdings Inc.(a)	2,421	229,511
ViaSat Inc.(a)	1,894	61,839

		671,654

Construction & Engineering — 0.6%
AECOM(a)	4,937	245,764
Jacobs Engineering Group Inc.	4,049	441,179
Quanta Services Inc.	4,426	318,761
Valmont Industries Inc.	683	119,477

		1,125,181

Construction Materials — 0.1%
Eagle Materials Inc.	1,341	135,910

Consumer Finance — 0.5%
Ally Financial Inc.	12,109	431,807
Credit Acceptance Corp.(a)(b)	319	110,419
LendingTree Inc.(a)	356	97,469
OneMain Holdings Inc.	2,110	101,618
Santander Consumer USA Holdings Inc.	2,323	51,152
SLM Corp.	12,140	150,414

		942,879

Containers & Packaging — 1.4%
AptarGroup Inc.	2,078	284,457
Ardagh Group SA	583	10,033
Avery Dennison Corp.	2,693	417,711
Berry Global Group Inc.(a)(b)	4,301	241,673
Crown Holdings Inc.(a)	4,205	421,341
Graphic Packaging Holding Co.	8,706	147,480
Packaging Corp. of America	3,028	417,592
Sealed Air Corp.	5,041	230,827
Silgan Holdings Inc.	2,540	94,183
Sonoco Products Co.	3,238	191,852

		2,457,149

Distributors — 0.3%
Pool Corp.	1,255	467,488

Diversified Consumer Services — 0.9%
Bright Horizons Family Solutions Inc.(a)	1,933	334,390
Chegg Inc.(a)	3,918	353,913
frontdoor Inc.(a)(b)	2,763	138,730
Graham Holdings Co., Class B	125	66,672
Grand Canyon Education Inc.(a)	1,514	140,969
H&R Block Inc.	6,227	98,760
Service Corp. International	5,448	267,497
Terminix Global Holdings Inc.(a)	4,276	218,119

		1,619,050

Diversified Financial Services — 0.2%
Jefferies Financial Group Inc.	6,961	171,241
Voya Financial Inc.	4,079	239,886

		411,127

Security	Shares	Value

Electric Utilities — 0.9%
Hawaiian Electric Industries Inc.	3,454	$122,237
IDACORP Inc.	1,621	155,664
NRG Energy Inc.	7,874	295,669
OGE Energy Corp.	6,472	206,198
PG&E Corp.(a)	42,940	535,032
Pinnacle West Capital Corp.	3,647	291,578

		1,606,378

Electrical Equipment — 0.9%
Acuity Brands Inc.	1,201	145,429
Array Technologies Inc.(a)	2,806	121,051
Generac Holdings Inc.(a)	1,981	450,499
GrafTech International Ltd.	2,197	23,420
Hubbell Inc.	1,744	273,442
nVent Electric PLC	5,047	117,545
Regal Beloit Corp.	1,318	161,863
Sensata Technologies Holding PLC(a)(b)	4,998	263,594
Vertiv Holdings Co.	7,086	132,296

		1,689,139

Electronic Equipment, Instruments & Components — 1.4%
Arrow Electronics Inc.(a)	2,420	235,466
Avnet Inc.	3,179	111,615
Cognex Corp.	5,417	434,904
Coherent Inc.(a)(b)	778	116,715
Dolby Laboratories Inc., Class A	2,043	198,436
FLIR Systems Inc.	4,226	185,225
Jabil Inc.	4,777	203,166
Littelfuse Inc.	764	194,560
National Instruments Corp.	4,173	183,362
SYNNEX Corp.	1,354	110,270
Trimble Inc.(a)	8,080	539,502

		2,513,221

Energy Equipment & Services — 0.1%
Helmerich & Payne Inc.	3,394	78,605
NOV Inc.	12,612	173,163

		251,768

Entertainment — 0.5%
Liberty Media Corp.-Liberty Formula One, Class A(a)	823	31,266
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	6,420	273,492
Lions Gate Entertainment Corp., Class A(a)	1,923	21,865
Lions Gate Entertainment Corp., Class B, NVS(a)	3,713	38,541
Madison Square Garden Entertainment Corp.(a)	600	63,024
Madison Square Garden Sports Corp.(a)	604	111,196
World Wrestling Entertainment Inc., Class A	1,486	71,402
Zynga Inc., Class A(a)	28,746	283,723

		894,509

Equity Real Estate Investment Trusts (REITs) — 4.7%
American Campus Communities Inc.	4,432	189,557
American Homes 4 Rent, Class A	8,816	264,480
Americold Realty Trust	6,595	246,191
Apartment Income REIT Corp.(a)	4,794	184,138
Apartment Investment and Management Co., Class A	4,714	24,890
Apple Hospitality REIT Inc.	6,795	87,723
Brandywine Realty Trust	5,457	64,993
Brixmor Property Group Inc.	9,599	158,863
Camden Property Trust	3,063	306,055
CoreSite Realty Corp.	1,295	162,238
Corporate Office Properties Trust	3,592	93,679
Cousins Properties Inc.	4,783	160,231
CubeSmart	6,265	210,567

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell 2500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
CyrusOne Inc.	3,885	$284,188
Douglas Emmett Inc.	5,383	157,076
Empire State Realty Trust Inc., Class A	4,667	43,496
EPR Properties	2,408	78,260
Equity Commonwealth	3,762	102,627
Equity LifeStyle Properties Inc.	5,637	357,160
Federal Realty Investment Trust	2,445	208,118
First Industrial Realty Trust Inc.	4,139	174,376
Gaming and Leisure Properties Inc.	7,018	297,563
Healthcare Trust of America Inc., Class A	7,035	193,744
Highwoods Properties Inc.	3,332	132,047
Hudson Pacific Properties Inc.	4,866	116,881
Iron Mountain Inc.	9,276	273,456
JBG SMITH Properties	3,954	123,642
Kilroy Realty Corp.	3,728	213,987
Kimco Realty Corp.	13,383	200,879
Lamar Advertising Co., Class A	2,789	232,101
Life Storage Inc.	1,559	186,129
Medical Properties Trust Inc.	17,178	374,309
National Retail Properties Inc.	5,592	228,825
Omega Healthcare Investors Inc.	7,297	265,027
Outfront Media Inc.	4,671	91,365
Paramount Group Inc.	6,153	55,623
Park Hotels & Resorts Inc.	7,616	130,614
Rayonier Inc.	4,281	125,776
Regency Centers Corp.	5,458	248,830
Rexford Industrial Realty Inc.	3,988	195,851
SL Green Realty Corp.	2,362	140,728
Spirit Realty Capital Inc.	3,512	141,077
STORE Capital Corp.	7,799	265,010
VEREIT Inc.	7,082	267,629
VICI Properties Inc.	17,344	442,272
Weingarten Realty Investors	3,926	85,076

		8,587,347

Food & Staples Retailing — 0.4%
Albertsons Companies Inc., Class A(a)(b)	1,593	28,005
Casey’s General Stores Inc.	1,194	213,272
Grocery Outlet Holding Corp.(a)	2,352	92,316
Sprouts Farmers Market Inc.(a)	3,854	77,466
U.S. Foods Holding Corp.(a)	7,088	236,101

		647,160

Food Products — 0.9%
Beyond Meat Inc.(a)	1,804	225,500
Bunge Ltd.	4,400	288,552
Flowers Foods Inc.	6,318	142,976
Hain Celestial Group Inc. (The)(a)	2,736	109,850
Ingredion Inc.	2,175	171,107
Lamb Weston Holdings Inc.	4,731	372,519
Pilgrim’s Pride Corp.(a)	1,685	33,043
Post Holdings Inc.(a)	2,070	209,091
Seaboard Corp.	8	24,248
TreeHouse Foods Inc.(a)	1,809	76,865

		1,653,751

Gas Utilities — 0.2%
National Fuel Gas Co.	2,812	115,658
UGI Corp.	6,737	235,525

		351,183

Health Care Equipment & Supplies — 1.2%
Envista Holdings Corp.(a)	5,172	174,452

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Globus Medical Inc., Class A(a)	2,437	$158,941
Haemonetics Corp.(a)(b)	1,610	191,187
Hill-Rom Holdings Inc.	2,165	212,105
ICU Medical Inc.(a)	633	135,772
Integra LifeSciences Holdings Corp.(a)	2,317	150,420
Novocure Ltd.(a)	3,266	565,149
Penumbra Inc.(a)	1,073	187,775
Quidel Corp.(a)	1,207	216,838
Tandem Diabetes Care Inc.(a)	1,958	187,341

		2,179,980

Health Care Providers & Services — 1.0%
Acadia Healthcare Co. Inc.(a)(b)	2,843	142,889
Amedisys Inc.(a)	1,034	303,303
Chemed Corp.	501	266,837
Encompass Health Corp.	3,187	263,533
Guardant Health Inc.(a)	2,651	341,661
Molina Healthcare Inc.(a)	1,898	403,667
Premier Inc., Class A	3,927	137,838

		1,859,728

Health Care Technology — 0.1%
American Well Corp., Class A(a)	1,424	36,070
Change Healthcare Inc.(a)	7,856	146,514

		182,584

Hotels, Restaurants & Leisure — 1.1%
Aramark	7,400	284,752
Choice Hotels International Inc.(b)	1,133	120,925
Extended Stay America Inc.	5,751	85,172
Hyatt Hotels Corp., Class A	1,135	84,274
Norwegian Cruise Line Holdings Ltd.(a)	10,224	259,996
Planet Fitness Inc., Class A(a)	2,649	205,642
Six Flags Entertainment Corp.	2,476	84,432
Vail Resorts Inc.	1,290	359,859
Wendy’s Co. (The)	5,814	127,443
Wyndham Destinations Inc.	2,733	122,602
Wyndham Hotels & Resorts Inc.	2,982	177,250

		1,912,347

Household Durables — 1.0%
Leggett & Platt Inc.	4,274	189,338
Mohawk Industries Inc.(a)(b)	1,879	264,845
Newell Brands Inc.	12,453	264,377
NVR Inc.(a)	111	452,864
PulteGroup Inc.	8,663	373,549
Tempur Sealy International Inc.(a)	6,127	165,429
Toll Brothers Inc.	3,763	163,578

		1,873,980

Household Products — 0.1%
Energizer Holdings Inc.	2,000	84,360
Reynolds Consumer Products Inc.	1,589	47,733
Spectrum Brands Holdings Inc.	1,370	108,203

		240,296

Independent Power and Renewable Electricity Producers — 0.2%
Vistra Corp.	15,811	310,844

Industrial Conglomerates — 0.1%
Carlisle Companies Inc.	1,699	265,350

Insurance — 2.4%
Alleghany Corp.	444	268,038
American Financial Group Inc./OH	2,302	201,701

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell 2500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
American National Group Inc.	241	$23,165
Assurant Inc.	1,899	258,682
Assured Guaranty Ltd.	1,925	60,618
Athene Holding Ltd., Class A(a)(b)	3,677	158,626
Axis Capital Holdings Ltd.	2,673	134,693
Brighthouse Financial Inc.(a)	2,888	104,560
Brown & Brown Inc.	7,635	361,975
Erie Indemnity Co., Class A, NVS	816	200,410
Everest Re Group Ltd.	1,277	298,933
First American Financial Corp.	3,527	182,099
Globe Life Inc.	3,333	316,502
GoHealth Inc., Class A(a)(b)	1,417	19,356
Hanover Insurance Group Inc. (The)	1,201	140,421
Kemper Corp.	1,998	153,506
Lemonade Inc.(a)(b)	358	43,855
Mercury General Corp.	883	46,101
Old Republic International Corp.	9,170	180,741
Primerica Inc.	1,278	171,163
Reinsurance Group of America Inc.	2,192	254,053
RenaissanceRe Holdings Ltd.	1,642	272,276
Unum Group	6,605	151,519
White Mountains Insurance Group Ltd.(b)	100	100,066
WR Berkley Corp.	4,522	300,351

		4,403,410

Interactive Media & Services — 0.5%
TripAdvisor Inc.(a)	3,258	93,765
Zillow Group Inc., Class A(a)	1,896	257,742
Zillow Group Inc., Class C, NVS(a)	4,692	609,022

		960,529

Internet & Direct Marketing Retail — 0.6%
Etsy Inc.(a)	3,826	680,683
Grubhub Inc.(a)	2,985	221,696
Qurate Retail Inc., Series A	12,339	135,359

		1,037,738

IT Services — 2.5%
Alliance Data Systems Corp.	1,518	112,484
Amdocs Ltd.	4,235	300,389
BigCommerce Holdings Inc., Series 1(a)	432	27,713
Black Knight Inc.(a)(b)	4,906	433,445
Booz Allen Hamilton Holding Corp.	4,380	381,848
CACI International Inc., Class A(a)	806	200,960
Concentrix Corp.(a)(b)	1,336	131,863
DXC Technology Co.	8,214	211,511
Euronet Worldwide Inc.(a)	1,625	235,495
Fastly Inc., Class A(a)	2,556	223,318
Genpact Ltd.	6,083	251,593
Globant SA(a)	1,245	270,924
MongoDB Inc.(a)(b)	1,627	584,158
Sabre Corp.	10,260	123,325
Science Applications International Corp.	1,877	177,639
StoneCo Ltd., Class A(a)(b)	6,539	548,753
Switch Inc., Class A	2,552	41,776
WEX Inc.(a)	1,428	290,641

		4,547,835

Leisure Products — 0.3%
Brunswick Corp./DE	2,559	195,098
Mattel Inc.(a)	11,143	194,446
Polaris Inc.	1,875	178,650

		568,194

Security	Shares	Value

Life Sciences Tools & Services — 2.0%
10X Genomics Inc., Class A(a)	1,870	$264,792
Adaptive Biotechnologies Corp.(a)	2,477	146,465
Avantor Inc.(a)	16,001	450,428
Berkeley Lights Inc.(a)	369	32,992
Bio-Techne Corp.	1,227	389,634
Bruker Corp.	3,332	180,361
Charles River Laboratories International Inc.(a)	1,580	394,779
PerkinElmer Inc.	3,601	516,743
PPD Inc.(a)	5,178	177,191
PRA Health Sciences Inc.(a)	2,038	255,647
QIAGEN NV(a)	7,289	385,224
Repligen Corp.(a)	1,693	324,430
Syneos Health Inc.(a)	2,440	166,237

		3,684,923

Machinery — 2.2%
AGCO Corp.	2,004	206,592
Allison Transmission Holdings Inc.	3,631	156,605
Colfax Corp.(a)	3,217	123,018
Crane Co.	1,584	123,014
Donaldson Co. Inc.	4,106	229,443
Flowserve Corp.	4,216	155,360
Gates Industrial Corp. PLC(a)	1,463	18,668
Graco Inc.	5,356	387,507
ITT Inc.	2,805	216,041
Lincoln Electric Holdings Inc.	1,845	214,481
Middleby Corp. (The)(a)	1,783	229,864
Nordson Corp.	1,860	373,767
Oshkosh Corp.	2,190	188,493
Pentair PLC	5,354	284,244
Snap-on Inc.	1,739	297,613
Timken Co. (The)	2,053	158,820
Toro Co. (The)	3,464	328,526
Trinity Industries Inc.	2,839	74,921
Woodward Inc.	1,806	219,483

		3,986,460

Marine — 0.1%
Kirby Corp.(a)	1,934	100,239

Media — 0.8%
Cable One Inc.	174	387,623
Interpublic Group of Companies Inc. (The)	12,600	296,352
John Wiley & Sons Inc., Class A	1,400	63,924
New York Times Co. (The), Class A	5,267	272,673
News Corp., Class A, NVS	12,591	226,260
News Corp., Class B	3,926	69,765
Nexstar Media Group Inc., Class A	1,373	149,918

		1,466,515

Metals & Mining — 0.4%
Reliance Steel & Aluminum Co.	2,049	245,368
Royal Gold Inc.	2,118	225,270
Steel Dynamics Inc.	6,500	239,655

		710,293

Mortgage Real Estate Investment — 0.3%
AGNC Investment Corp.	17,621	274,888
New Residential Investment Corp.	13,427	133,464
Starwood Property Trust Inc.	8,852	170,844

		579,196

Multi-Utilities — 0.1%
MDU Resources Group Inc.	6,464	170,262

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell 2500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Multiline Retail — 0.3%
Kohl’s Corp.	5,102	$207,600
Nordstrom Inc.	3,543	110,577
Ollie’s Bargain Outlet Holdings Inc.(a)	1,778	145,387

		463,564

Oil, Gas & Consumable Fuels — 1.0%
Antero Midstream Corp.	9,322	71,873
Apache Corp.	12,282	174,282
Cimarex Energy Co.	3,263	122,395
Continental Resources Inc./OK	2,430	39,609
Devon Energy Corp.	12,412	196,234
Diamondback Energy Inc.	5,080	245,872
EQT Corp.	8,940	113,627
Equitrans Midstream Corp.	13,258	106,594
HollyFrontier Corp.	4,853	125,450
Marathon Oil Corp.	25,620	170,885
Murphy Oil Corp.	4,726	57,185
Parsley Energy Inc., Class A	9,782	138,904
Targa Resources Corp.	7,310	192,838
WPX Energy Inc.(a)	13,065	106,480

		1,862,228

Personal Products — 0.2%
Coty Inc., Class A	9,349	65,630
Herbalife Nutrition Ltd.(a)	2,890	138,864
Nu Skin Enterprises Inc., Class A	1,627	88,883

		293,377

Pharmaceuticals — 0.9%
Catalent Inc.(a)	5,268	548,241
Horizon Therapeutics PLC(a)(b)	6,354	464,795
Jazz Pharmaceuticals PLC(a)(b)	1,752	289,167
Nektar Therapeutics(a)	5,637	95,829
Perrigo Co. PLC	4,440	198,557
Reata Pharmaceuticals Inc., Class A(a)	774	95,682

		1,692,271

Professional Services — 0.5%
CoreLogic Inc.	2,505	193,687
FTI Consulting Inc.(a)(b)	1,136	126,914
ManpowerGroup Inc.	1,868	168,456
Nielsen Holdings PLC	11,543	240,902
Robert Half International Inc.	3,621	226,240

		956,199

Real Estate Management & Development — 0.2%
Howard Hughes Corp. (The)(a)	1,262	99,610
Jones Lang LaSalle Inc.	1,666	247,184

		346,794

Road & Rail — 0.3%
AMERCO	291	132,102
Knight-Swift Transportation Holdings Inc.	4,048	169,288
Landstar System Inc.	1,233	166,036
Ryder System Inc.	1,707	105,424
Schneider National Inc., Class B	1,883	38,978

		611,828

Semiconductors & Semiconductor Equipment — 2.6%
Allegro MicroSystems Inc.(a)	812	21,648
Cirrus Logic Inc.(a)	1,865	153,303
Cree Inc.(a)	3,568	377,851
Enphase Energy Inc.(a)(b)	3,415	599,230
Entegris Inc.	4,344	417,458
First Solar Inc.(a)	2,981	294,881

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Inphi Corp.(a)	1,550	$248,729
MKS Instruments Inc.	1,768	265,996
Monolithic Power Systems Inc.	1,410	516,384
ON Semiconductor Corp.(a)(b)	13,136	429,941
SolarEdge Technologies Inc.(a)(b)	1,581	504,529
Teradyne Inc.	5,363	642,970
Universal Display Corp.	1,389	319,192

		4,792,112

Software — 5.0%
2U Inc.(a)(b)	2,243	89,742
Alteryx Inc., Class A(a)(b)	1,736	211,427
Anaplan Inc.(a)	4,297	308,740
Aspen Technology Inc.(a)	2,189	285,117
Avalara Inc.(a)	2,676	441,246
Bill.Com Holdings Inc.(a)	2,364	322,686
CDK Global Inc.	3,933	203,847
Ceridian HCM Holding Inc.(a)	3,723	396,723
Cloudflare Inc., Class A(a)	3,530	268,245
Datto Holding Corp.(a)	712	19,224
Duck Creek Technologies Inc.(a)	753	32,605
Dynatrace Inc.(a)	5,931	256,634
Elastic NV(a)	2,132	311,549
Everbridge Inc.(a)	1,129	168,300
Fair Isaac Corp.(a)	904	461,980
FireEye Inc.(a)	7,156	165,017
Five9 Inc.(a)	2,000	348,800
Guidewire Software Inc.(a)	2,711	348,987
HubSpot Inc.(a)	1,342	532,023
Jamf Holding Corp.(a)(b)	948	28,364
JFrog Ltd.(a)	386	24,252
Manhattan Associates Inc.(a)	2,049	215,514
McAfee Corp., Class A	1,201	20,045
Medallia Inc.(a)(b)	2,493	82,818
nCino Inc.(a)	484	35,046
New Relic Inc.(a)(b)	1,686	110,264
Nuance Communications Inc.(a)(b)	9,108	401,572
Nutanix Inc., Class A(a)(b)	6,236	198,741
Pagerduty Inc.(a)	2,265	94,451
Paylocity Holding Corp.(a)	1,234	254,093
Pegasystems Inc.	1,275	169,907
Pluralsight Inc., Class A(a)(b)	2,893	60,637
Proofpoint Inc.(a)(b)	1,837	250,585
PTC Inc.(a)(b)	3,386	405,000
RealPage Inc.(a)	2,850	248,634
Smartsheet Inc., Class A(a)	3,606	249,860
SolarWinds Corp.(a)	1,526	22,814
Teradata Corp.(a)	3,511	78,892
Zendesk Inc.(a)	3,741	535,412
Zscaler Inc.(a)(b)	2,333	465,923

		9,125,716

Specialty Retail — 1.0%
AutoNation Inc.(a)	1,858	129,670
Dick’s Sporting Goods Inc.	1,991	111,914
Five Below Inc.(a)	1,766	309,015
Floor & Decor Holdings Inc., Class A(a)	3,048	283,007
Foot Locker Inc.	3,339	135,029
Gap Inc. (The)	5,910	119,323
L Brands Inc.	7,431	276,359
Leslie’s Inc.(a)	1,296	35,964

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell 2500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Penske Automotive Group Inc.	1,030	$61,172
Vroom Inc.(a)(b)	778	31,874
Williams-Sonoma Inc.	2,493	253,887

		1,747,214

Technology Hardware, Storage & Peripherals — 0.2%
NCR Corp.(a)	4,116	154,638
Pure Storage Inc., Class A(a)	7,824	176,901
Xerox Holdings Corp.	5,444	126,246

		457,785

Textiles, Apparel & Luxury Goods — 0.9%
Capri Holdings Ltd.(a)	4,609	193,578
Carter’s Inc.	1,390	130,757
Columbia Sportswear Co.	941	82,225
Hanesbrands Inc.	11,215	163,515
PVH Corp.	2,279	213,975
Ralph Lauren Corp.	1,527	158,411
Skechers U.S.A. Inc., Class A(a)	4,342	156,052
Tapestry Inc.	8,959	278,446
Under Armour Inc., Class A(a)	6,096	104,668
Under Armour Inc., Class C, NVS(a)	6,349	94,473

		1,576,100

Thrifts & Mortgage Finance — 0.2%
MGIC Investment Corp.	10,902	136,820
New York Community Bancorp. Inc.	14,513	153,112
TFS Financial Corp.	1,596	28,138

		318,070

Trading Companies & Distributors — 0.3%
Air Lease Corp.	3,460	153,693
MSC Industrial Direct Co. Inc., Class A	1,453	122,619
Univar Solutions Inc.(a)	5,400	102,654
Watsco Inc.	1,050	237,877

		616,843

Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	2,384	89,519

Water Utilities — 0.2%
Essential Utilities Inc.	7,951	376,003

Security	Shares	Value

Wireless Telecommunication Services — 0.0%
Telephone and Data Systems Inc.	3,268	$60,687
U.S. Cellular Corp.(a)	449	13,780

		74,467

Total Common Stocks — 55.9% (Cost: $81,495,917)		101,623,314

Investment Companies

Exchange Traded Funds — 43.9%
iShares Russell 2000 ETF(b)(c)	406,397	79,678,196

Total Investment Companies — 43.9% (Cost: $62,573,989)		79,678,196

Short-Term Investments

Money Market Funds — 26.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.18%(c)(d)(e)	47,711,372	47,739,999
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	210,000	210,000

		47,949,999

Total Short-Term Investments — 26.4% (Cost: $47,948,583)		47,949,999

Total Investments in Securities — 126.2% (Cost: $192,018,489)		229,251,509

Other Assets, Less Liabilities — (26.2)%		(47,600,946)

Net Assets — 100.0%		$181,650,563

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares Held at 12/31/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$1,878,199	$45,856,796	(a)	$—	$2,777	$2,227	$47,739,999	47,711,372	$176,389	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	34,000	176,000	(a)	—	—	—	210,000	210,000	132		—

iShares Russell 2000 ETF	17,501,506	42,661,677		(2,889,191)	369,317	22,034,887	79,678,196	406,397	478,700		—

					$372,094	$22,037,114	$127,628,195		$655,221		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell 2500 ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Russell 2000 Micro E-Mini Index	27	03/19/21	$267	$(3,315)
S&P 500 Micro E-Mini Index	2	03/19/21	37	367

				$(2,948)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$101,623,314	$—	$—	$101,623,314
Investment Companies	79,678,196	—	—	79,678,196
Money Market Funds	47,949,999	—	—	47,949,999

	$229,251,509	$—	$—	$229,251,509

Derivative financial instruments(a)
Assets
Futures Contracts	$367	$—	$—	$367
Liabilities
Futures Contracts	(3,315)	—	—	(3,315)

	$(2,948)	$—	$—	$(2,948)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares